Income tax expense (Details 2) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Balance as of January 1	¥ 18,511
Balance as of December 31	12,258	¥ 18,511
Valuation Allowance of Deferred Tax Assets [Member]
Balance as of January 1	18,511	18,170	¥ 17,471
Additions	24,523	2,319	1,014
Reversals	(30,776)	(1,978)	(315)
Balance as of December 31	¥ 12,258	¥ 18,511	¥ 18,170